SCHEDULE OF RECONCILIATION OF THE STATUTORY FEDERAL INCOME TAX BENEFIT (Details)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory blended income tax rates	21.00%	21.00%
State statutory income tax rate, net of federal benefit	4.00%	4.00%
Change in valuation allowance	25.00%	25.00%
Other
Effective tax rate